Consolidated Statements of Cash Flows - USD ($)	2 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss	$ (334,678)	$ (21,909,914)	$ (11,637,637)
Adjustment to reconcile net loss to cash used in operating activities:
Accretion of asset retirement obligation		1,910,000	1,037,000
Depreciation		54,799	41,768
Non-cash interest expense
Day one loss on issuance of convertible notes		1,604,305
Change in fair value of liabilities		4,470,596
Operating and prepaid expenses paid by related party	418,669		1,682,444
Stock based compensation expense		1,162,531
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(83,991)	(905,110)	(174,210)
Other receivables		(5,229)	(2,303)
Accounts payable		6,267,754	1,870,285
Accounts payable – related party		(1,905,807)
Accrued expenses and other current liabilities		(1,308,886)	948,335
Net cash used in operating activities		(10,564,959)	(6,234,318)
Cash Flows from Investing Activities:
Purchase of property, plant and equipment		(2,846)	(355,277)
Investment in intangible assets		(93,889)
Net cash used in investing activities		(96,735)	(355,277)
Cash Flows from Financing Activities:
Proceeds from convertible notes		7,592,396	2,850,000
Repayment of convertible note		(1,627,020)	(377,152)
Proceeds from loan			648,000
Proceeds from Business Combination		13,264
Proceeds from Issuance of Class A ordinary shares		5,227,641	3,628,191
Net cash provided by financing activities		11,206,281	6,749,039
Effect of exchange rate changes on cash		(35,702)	11,113
Net increase in cash		508,885	170,557
Cash , beginning of year		170,557
Cash, end of year		679,442	170,557
Supplemental cash flow information:
Interest paid		36,406
Noncash investing and financing activities:
Acquisition of mineral rights in exchange for certain obligations			30,100,000
Acquisition of property, plant and equipment, net in exchange for certain obligations			2,600,000
Assumption of royalty payable in exchange for mineral rights and property, plant and equipment, net			2,700,000
Assumption of contingent consideration liability in exchange for mineral rights and property, plant and equipment, net			17,100,000
Assumption of asset retirement obligation in connection with obtaining mineral rights and property, plant and equipment			12,900,000
Conversion of June and July Notes to Class A ordinary shares		4,137,288
Conversion of Senior Convertible Notes including accrued interest		917,016
Non cash issuance of shares		1,037,500
Accounts payable, accrued liabilities and other current liabilities assumed in Business Combination		3,013,837
Convertible notes payable assumed in Business Combination		770,000
Warrant liabilities combined assumed in Business Combination		$ 230,000